Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS
Summary of Cash and Cash Equivalents

	As of December 31,
	2024	2023
	ThCh$	ThCh$
Cash balances	27,613	173,228
Bank balances	222,788,690	137,048,228
Time deposits	38,228	319,994,843
Other fixed-income instruments	160,544,788	106,074,991
Total	383,399,319	563,291,290

Summary of Cash and Cash Equivalents by Currency

	As of December 31,
	2024	2023
Currency	ThCh$	ThCh$
Chilean peso	246,506,945	449,278,983
U.S. dollar	136,705,029	113,862,934
Argentine peso	20	10,959
Euro	149,097	102,479
UF	38,228	35,935
Total	383,399,319	563,291,290

Summary of Components of Other Payments for Operating Activities

	2024	2023	2022
Other payments from operating activities	ThCh$	ThCh$	ThCh$
VAT tax debit	(73,604,984)	(82,831,649)	(74,401,438)
Insurance premiums	(31,671,075)	(25,880,528)	(26,594,156)
Tax on emissions	(14,701,389)	(20,707,956)	(24,277,529)
Other	(12,587,714)	(9,792,206)	(9,376,834)
Total	(132,565,162)	(139,212,339)	(134,649,957)

Summary of Cash and Cash Equivalents Received from Sale of Shares of Subsidiaries and Associates

	2024	2023	2022
	ThCh$	ThCh$	ThCh$
Cash received from the sale of Arcadia Generación Solar S.A	—	521,881,880	—
Cash and cash equivalents outflow from Arcadia Generación Solar S.A. leaving the Group	—	(1,795,800)
Cash received from the sale of Enel X Way Chile S.p.A.	—	—	11,358,338
Cash received for the sale of Enel Transmisión Chile S.A.	—	—	1,228,616,013
Cash received for the sale of Enel X AMPCI Ebus Chile S.A.P.A.	—	—	2,001,407
Cash and cash equivalents outflow from Enel Transmisión Chile S.A. leaving the Group	—	—	(7,481,882)
Total	—	520,086,080	1,234,493,876

Summary of Reconciliation of Liabilities Arising from Financing Activities

		Short-term loans	Long-term loans	Lease liabilities	Assets held to cover liabilities arising from financing activities	Total
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
	Opening balance as of January 1, 2024	725,808,865	2,937,358,794	268,062,220	(55,222,256)	3.876.007.623
Cash flows from (used in) financing activities	From	—	1,540,543,620	—	61,608,894	1,602,152,514
	Used	(993,288,036)	(1,073,622,519)	(17,889,152)	—	(2,084,799,707)
	Interest paid	(202,836,644)	(494,378)	(2,142,547)	—	(205,473,569)
	Total cash flows from financing activities	(1,196,124,680)	466,426,723	(20,031,699)	61,608,894	(688,120,762)
Movements that do not represent cash flows	Movements in fair value	6,219,019	(4,752,413)	(23,679)	130,359	1,573,286
	Foreign currency translation differences	71,126,386	405,464,959	13,478,505	(12,460,542)	477,609,308
	Financial costs (1)	201,799,753	7,309,984	11,315,118	(2,639,395)	217,785,460
	New leases	—	—	41,434,286	—	41,434,286
	Other Movements	426,533,021	(421,941,071)	(19,629,701)	—	(15,037,751)
	Closing balance as of December 31, 2024	235,362,364	3,389,866,976	294,605,050	(8,582,940)	3,911,251,450

	Detail by category
	Payables due to related parties (see Note 10.1. b)	166,505,078	1,015,904,873	—	—	1,182,409,951
	Interest-bearing loans (See Note 20.1)	61,229,866	2,368,746,913	—	—	2,429,976,779
	Cash flow hedges (See Note 23.2.a)	7,627,420	5,215,190	—	(8,582,940)	4,259,670
	Lease liabilities (See Note 21)	—	—	294,605,050	—	294,605,050
	Closing balance as of December 31, 2024	235,362,364	3,389,866,976	294,605,050	(8,582,940)	3,911,251,450

		Short-term loans	Long-term loans	Lease liabilities	Assets held to hedge liabilities arising from financing activities	Total
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
	Opening balance as of January 1, 2023	484,932,624	3,330,899,969	235,685,555	(56,790,534)	3,994,727,614
Cash flows from (used in) financing activities	From	335,975,577	680,699,261	—	10,988,015	1,027,662,853
	Used	(848,619,797)	(500,093,222)	(18,418,666)	—	(1,367,131,685)
	Interest paid	(183,857,128)	—	(9,315,780)	—	(193,172,908)
	Total cash flows from financing activities	(696,501,348)	180,606,039	(27,734,446)	10,988,015	(532,641,740)
Movements that do not represent cash flows	Sales of subsidiaries
	Movements in fair value	38,953,566	(37,185,597)	—	(10,718,816)	(8,950,847)
	Foreign currency translation differences	31,017,248	144,324,870	10,526,578	3,329,751	189,198,447
	Financial costs (1)	182,314,687	4,729,704	9,688,516	(2,030,672)	194,702,235
	New leases	—	—	47,203,550	—	47,203,550
	Other Movements	685,092,088	(686,016,191)	(7,307,533)	—	(8,231,636)
	Closing balance as of December 31, 2023	725,808,865	2,937,358,794	268,062,220	(55,222,256)	3,876,007,623

	Detail by category
	Payables due to related parties (see Note 10.1. b)	146,577,056	1,034,791,219		—	1,181,368,275
	Interest-bearing loans (See Note 20.1)	542,220,313	1,897,563,167	—	—	2,439,783,480
	Cash flow hedges (See Note 23.2.a)	37,011,496	5,004,408	—	(55,222,256)	(13,206,352)
	Lease liabilities (See Note 21)	—	—	268,062,220		268,062,220
	Closing balance as of December 31, 2023	725,808,865	2,937,358,794	268,062,220	(55,222,256)	3,876,007,623

		Short-term loans	Long-term loans	Lease liabilities	Assets held to hedge liabilities arising from financing activities	Total
		ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Cash flows from (used in) financing activities	Opening balance as of January 1, 2022	881,659,765	3,241,250,805	159,662,077	(36,094,475)	4,246,478,172
	From	1,050,888,015	263,892,100	—	37,803,988	1,352,584,103
	Used	(1,711,034,741)	(37,020,850)	(6,613,399)	—	(1,754,668,990)
	Interest paid	(182,171,676)	—	(4,790,146)	—	(186,961,822)
Movements that do not represent cash flows	Total cash flows from financing activities	(842,318,402)	226,871,250	(11,403,545)	37,803,988	(589,046,709)
	Sales of subsidiaries	—	—	(1,450,648)	—	(1,450,648)
	Movements in fair value	—	(792,940)	—	(23,814,586)	(24,607,526)
	Foreign currency translation differences	53,561,223	58,670,485	20,751,687	(34,664,273)	98,319,122
	Financial costs (1)	192,928,894	4,081,277	6,810,965	(21,188)	203,799,948
	New leases	—	—	61,996,854	—	61,996,854
	Other Movements	199,101,144	(199,180,908)	(681,835)	—	(761,599)
	Closing balance as of December 31, 2022	484,932,624	3,330,899,969	235,685,555	(56,790,534)	3,994,727,614

	Detail by category
	Payables due to related parties	428,466,443	1,147,096,713	—	—	1,575,563,156
	Interest-bearing loans	55,977,988	2,138,411,462	—	—	2,194,389,450
	Cash flow hedges	488,193	45,391,794	—	(56,790,534)	(10,910,547)
	Lease liabilities	—	—	235,685,555	—	235,685,555
	Closing balance as of December 31, 2022	484,932,624	3,330,899,969	235,685,555	(56,790,534)	3,994,727,614